Leases - Summary of Maturity of Lease Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Leases [Line Items]
Gross lease liabilities	£ 2,620.6	£ 2,783.1
Effect of discounting	(578.8)	(626.8)
Lease liability at end of year	2,041.8	2,156.3		£ 2,249.7
Short-term lease liability	279.7	323.8	[1]	302.2	[1]
Long-term lease liability	1,762.1	1,832.5	[1]	£ 1,947.5	[1]
Within one year
Disclosure Of Leases [Line Items]
Gross lease liabilities	369.7	412.3
Between one and two years
Disclosure Of Leases [Line Items]
Gross lease liabilities	321.9	357.7
Between two and three years
Disclosure Of Leases [Line Items]
Gross lease liabilities	273.7	309.0
Between three and four years
Disclosure Of Leases [Line Items]
Gross lease liabilities	229.1	255.3
Between four and five years
Disclosure Of Leases [Line Items]
Gross lease liabilities	199.1	209.9
Over five years
Disclosure Of Leases [Line Items]
Gross lease liabilities	£ 1,227.1	£ 1,238.9

[1]	Figures have been restated as described in the accounting policies.